Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

18.  Leases

	Right-of-use assets	Lease liabilities
Balance at January 1, 2022	2,050	1,934
Additions	1,533	1,533
Acquisitions through business combinations	61	61
Gain on modification	11	—
Depreciation	(1,985)	—
Interest expense	—	115
Payments	—	(2,128)
Derecognition of right-of-use assets/lease liabilities due to sale of subsidiaries	(195)	(186)
Effect of foreign exchange rates	(13)	(142)
Balance at December 31, 2022	1,462	1,187

Lease liabilities - current		743
Lease liabilities - non-current		444

	Right-of-use assets	Lease liabilities
Balance at January 1, 2023	1,462	1,187
Additions	3,641	3,641
Disposals	(175)	(175)
Loss on modification	(461)	(428)
Depreciation	(1,450)	—
Interest expense	—	56
Payments	—	(1,948)
Effect of foreign exchange rates	(97)	108
Balance at December 31, 2023	2,920	2,441

Lease liabilities - current		1,458
Lease liabilities - non-current		983

The amounts reflected in the line General and administrative expenses of this consolidated statement of profit or loss and other comprehensive income other than depreciation in relation to leases are presented in the table below:

	2023	2022	2021
Expense relating to short-term and low-value leases	246	292	86
Interest expense on lease liabilities	56	115	90
	302	407	176

On June 1, 2019 Nexters Global Ltd entered into a new lease agreement for the office spaces with a new owner in Larnaca, Cyprus. On June 1, 2021, the lease was renewed for another two years with an option of renewal after that date subject to the adjustment of the lease payments to the market conditions. As the market conditions at the lease expiration date cannot be reliably estimated as at the reporting date management decided not to account for the lease renewal option while determining the amount of right-of-use assets and lease liabilities.

On March 24, 2020 Nexters Global Ltd entered into a new lease agreement over the office spaces in Limassol, Cyprus with a new owner. The lease runs for 5 years, with an option of obtaining a discount while paying the annual lease in advance. As the Group made such payments and received the discount for the first year, and plans to do so in the future management decided to account for this option while determining the amount of right-of-use assets and lease liabilities.

On February 3, 2021 Nexters Global Ltd acquired two Russian game development studios which had several lease agreements for the office space in Moscow. As these contracts were entered into at nearly the same time with the same counterparty, the contracts are combined as a single contract. The Company determines the commencement date as February 3, 2021, which is considered to be the acquisition date.

On October 4, 2021 GDEV Inc. entered into a new lease agreement over the office spaces in Limassol, Cyprus. The lease runs for 3 years with an early termination option. Management decided not to account for this option while determining the amount of right-of-use assets and lease liabilities due to the fact that its exercise is not reasonably certain.

On December 1, 2021 and October 4, 2022 Nexters Global Ltd entered into new lease agreements for vehicles. As the terms of the contracts were the same and were entered into at the same time with the same counterparty, the contracts were accounted for as a single contract. The lease runs for 3 years with an early termination option. Management decided to account for this option while determining the amount of right-of-use assets and lease liabilities due to the fact its exercise is reasonably certain.

On January 31, 2022 GDEV Inc. acquired Cubic Games Studio Ltd group, including Lightmap LLC, which had a lease agreement for the office building in Rostov-on-Don. Lightmap LLC was subsequently sold, therefore the respective right-of-use assets and lease liabilities were derecognized, as well as the right-of-use assets and lease liabilities associated with the Russian subsidiaries were also derecognized following the disposal of all Russian subsidiaries in August of 2022 (refer to Note 8).

On August 9, 2022 Nexters Studio Armenia LLC entered into a new lease agreement over the co-working spaces in Yerevan, Armenia, the lease runs for 2 years. It was terminated at November 6, 2023. On December 1, 2023 Nexters Studio Armenia LLC entered into a sub-lease agreement for the same premises, but with a new lessor.

On March 1, 2023 Nexters Studio Armenia LLC entered into a new sub-lease agreement over the office spaces in Yerevan, Armenia, the lease runs for 1 year. Additionally one more sub-lease agreement over the office spaces for 1 year was concluded on the May 5, 2023.

On June 22, 2023 Nexters Studio Armenia LLC entered into a new lease agreement over the warehouse spaces in Yerevan, Armenia, the lease runs for 1 year.

On July 7, 2023 Nexters Global Ltd entered into a new lease agreement over the office spaces in Limassol, Cyprus with a new owner. The lease runs for 3 years. In accordance with the lease agreement the annual lease shall be prepaid in advance.

The Group measures the lease liability at the present value of the remaining lease payments as if the acquired lease were a new lease at the acquisition date. The Group measures the right-of-use asset at the same amount as the lease liability.

Other than the office and car leases discussed above the Company has no other material leases.

Total cash outflow for leases recognized in the consolidated statement of cash flow is presented below:

	2023	2022	2021
Cash outflow for leases	1,892	2,013	2,132
Cash outflow for short-term and low-value leases	246	115	90
Total cash outflow for leases	2,138	2,128	2,222

All lease obligations of Cypriot companies are denominated in €. The rate of 3% per annum was used as the incremental borrowing rate.